Offerings	Nov. 18, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.250% Senior Notes due 2032
Amount Registered | shares	633,960,000
Maximum Aggregate Offering Price	$ 630,276,692.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 96,495.36
Offering Note	The U.S. dollar equivalent of the amount registered has been calculated using the Euro/U.S. dollar exchange rate of EUR1/U.S. $1.0566 as reported by Bloomberg L.P. as of 9:00 a.m., New York time, on November 18, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.750% Senior Notes due 2037
Amount Registered | shares	528,300,000
Maximum Aggregate Offering Price	$ 528,194,340.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 80,866.55
Offering Note	The U.S. dollar equivalent of the amount registered has been calculated using the Euro/U.S. dollar exchange rate of EUR1/U.S. $1.0566 as reported by Bloomberg L.P. as of 9:00 a.m., New York time, on November 18, 2024.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.875% Senior Notes due 2045
Amount Registered | shares	739,620,000
Maximum Aggregate Offering Price	$ 728,651,435.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 111,556.53
Offering Note	The U.S. dollar equivalent of the amount registered has been calculated using the Euro/U.S. dollar exchange rate of EUR1/U.S. $1.0566 as reported by Bloomberg L.P. as of 9:00 a.m., New York time, on November 18, 2024.